Commitments and Contingencies (Additional Information) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($) ft²	Sep. 30, 2023 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 25,947	$ 27,150			$ 2,024
Operating lease liability	35,916	33,207
Lease rental payments	$ 68,179	$ 66,416
Weighted average remaining lease term	9 years 10 months 24 days	10 years
Weighted average remaining lease discount rate	11.20%	11.20%
Loss contingency accrual	$ 0	$ 0
OKS Facility [Member]
Lessee, Lease, Description [Line Items]
Lease area of land | ft²	22,561	22,561
Lease expiration date	Oct. 20, 2023	Oct. 20, 2023
Cummings Park Sublease [Member]
Lessee, Lease, Description [Line Items]
Lease area of land | ft²	18,148	18,148
Lease expiration date	Jul. 31, 2024
60 First Street Lease [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Remaining Lease Term	10 years	10 years
Lease area of land | ft²	50,453	50,453
Lease expiration date		Jul. 31, 2024
Operating lease right-of-use assets				$ 26,800
Operating lease liability				26,800
Lease rental payments				62,100
Tenant improvement allowance	$ 13,100	$ 13,100		$ 13,100
Tenant improvement allowance utilized	4,800	$ 2,300
Future minimum lease payments receivable	$ 8,300		$ 10,800